SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred		$ 310,102,000	$ 285,947,000	$ 293,247,000
Interest expenses capitalized		0	21,067,000	37,483,000
Impairment loss recognized on goodwill and intangible assets		0	0	0
Impairment loss		9,590,000	0	23,197,000
Gaming taxes and license fees		2,550,755,000	2,372,144,000	2,224,058,000
Advertising and promotional expenses		89,376,000	111,633,000	$ 87,778,000
Effect of shares issued in acquisition				55,500,738
Operating lease right-of-use assets		111,043,000	0		$ 154,459,000
Operating lease liabilities		$ 121,411,000			$ 170,833,000
Amortization Method		over 10 years or the respective estimated useful live of the entertainment show, whichever is shorter.
ICR Cyprus [Member]
Schedule Of Significant Accounting Policies [Line Items]
Increase (Decrease) in net income	$ (3,073,000)	$ 14,180,000	(14,955,000)
Increase (Decrease) in other comprehensive income		$ (4,617,000)
Increase (Decrease) in other comprehensive loss	$ 0		$ 12,527,000
Increase (Decrease) in basic earnings per share	$ (0.004)	$ (0.003)	$ (0.016)
Increase (Decrease) in diluted earning per share	$ (0.005)	$ (0.003)	$ (0.016)
Freehold land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss		$ 6,293,000
Operating Properties [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss		$ 3,297,000
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life		15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Amortization Method		straight-line basis